CONCENTRATIONS OF RISKS (Details Narrative)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Deposit	$ 800,000			$ 102,564
Cash and cash equivalents	20,890,350		$ 43,112,523	2,678,249
Amount subject to credit risk	20,007,853	$ 2,565,109	$ 42,064,386
Promissory Notes [Member]
Short-Term Debt [Line Items]
Notes Payable	$ 18,600,000			$ 2,400,000
Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.25%			5.25%
Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%			6.00%